TRANSFERS FROM OTHER PLAN (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Transfers [Line Items]
Schedule of Net Transfers
Assets were transferred from the following plan during the year ended December 31, 2025:

Plan Name	Transfer Date	Assets Transferred from Other Plan
ITW Bargaining Savings and Investment Plan ("BSIP")	Various	$4,422